Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
6.	Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following (in thousands):

	As of June 30, 2026	As of December 31, 2025
Accounts payable	$1,051	$1,491
Accrued research and development costs	1,878	4,719
Other accrued liabilities	2,066	517

Total accounts payable and accrued liabilities	$4,995	$6,727

6.	Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2025	2024
Accounts payable	$1,491	$1,274
Accrued research and development costs	4,719	2,584
Other accrued liabilities	517	1,496

Total accounts payable and accrued liabilities	$6,727	$5,354